INVESTMENT IN SILVERBACK - Disclosure of detailed information about subsidiary (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of associates [line items]
Current assets	$ 17,652	$ 9,566
Non-current assets	258,379	121,323
Total assets	276,031	130,889
Total liabilities	(23,144)	(12,328)
Silverback Ltd. ("Silverback") [Member]
Disclosure of associates [line items]
Current assets	230	222
Non-current assets	0	0
Total assets	230	222
Total liabilities	(60)	(60)
Revenue from stream interest	1,466	1,214
Depletion	0	(195)
Net income and comprehensive income for the period	$ 1,475	$ 946